SEGALL BRYANT & HAMILL TRUST

Supplement dated December 6, 2018 to the Segall Bryant & Hamill Funds Statement of Additional Information dated May 1, 2018.

Effective November 29, 2018, Thomas J. Abood has been designated an Independent Trustee of the Trust and all references to his independence status are updated accordingly.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE